PENSION LIABILITIES, NET (Summary Of Components Of Net Periodic Benefit Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Service cost	$ 145	$ 37
Interest cost	$ 467	271
Expected return on plan assets		(146)
Exchange rates differences		15
Net periodic benefit cost	$ 612	$ 177